Discontinued Operations - Summary of Cash Flows from Discontinued Operations and the Gain on Sale of Discontinued Operations (Details) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Net effect of currency exchange rate on cash	$ 18	$ 567
Discontinued Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Cash flows used in operating activities	(264)	(323)
Cash flows utilized during the period	$ (264)	$ (323)